Revenue - Narrative (Details) - GBP (£)	12 Months Ended
	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities	£ 994,000,000	£ 866,000,000	£ 0
Weighted average amortisation period	43 years
Future revenues in relation to unfulfilled performance obligations	£ 3,500,000,000
Remaining performance obligation, expected timing of satisfaction, period (years)	5 years
Revenue from performance obligations satisfied or partially satisfied in previous periods	£ 0
UK Electricity Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life	40 years
Future revenues in relation to unfulfilled performance obligations	£ 1,600,000,000
Remaining performance obligation, expected timing of satisfaction, period (years)	30 years
UK Gas Transmission
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life	36 years
US Regulated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Asset useful life	47 years
National Grid Grain LNG Limited
Disclosure of disaggregation of revenue from contracts with customers [line items]
Future revenues in relation to unfulfilled performance obligations	£ 1,800,000,000
Remaining performance obligation, expected timing of satisfaction, period (years)	11 years